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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

        SUMMIT INVESTORS PLANS
        11 GREENWAY PLAZA, SUITE 100
        HOUSTON, TEXAS 77046-1173

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2.    The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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3.    Investment Company Act File Number:   811-3444

      Securities Act File Number:    2-76910


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4(a). Last day of fiscal year for which this Form is filed: OCTOBER 31, 1998


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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.


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5. Calculation of registration fee:

           (i)   Aggregate sale price of
                 securities sold during the fiscal
                 year pursuant to section 24(f):                   $741,219,435
                                                                   ------------

           (ii)  Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                   $239,146,573
                                                    ------------

           (iii) Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used to
                 reduce registration fees
                 payable to the Commission:         $          0
                                                    ------------

           (iv)  Total available redemption
                 credits [add Items 5(ii) and
                 5(iii)]:                                         -$239,146,573
                                                                  -------------

           (v)   Net sales -- if Item 5(i) is
                 greater than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:                       $502,072,862
                                                                   ------------

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        (vi)     Redemption credits available for        $ (       )
                 use in future years -- if Item          -----------
                 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item
                 5(i)]:
       -------------------------------------------------------------------

           (vii) Multiplier for determining
                 registration fee (See Instruction
                 C.9):                                            x    0.000278
                                                                   ------------

           (viii)Registration fee due [multiply
                 Item 5(v) by Item 5(vii)] (enter
                 "0" if no fee is due):                           =$ 139,576.26
                                                                   ============

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:         .
                                                              ---------
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
   years, then state that number here:          .
                                      ----------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$          0
                                                                   ------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                  =$ 139,576.26
                                                                   ============

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

       Method of Delivery:

                          [X]  Wire Transfer
                          [ ]  Mail or other means
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                                   SIGNATURES

   This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*  /s/ JOHN J. ARTHUR
                            ---------------------------------------------

                            John J. Arthur, Vice President and Treasurer
                            ---------------------------------------------
   Date   January 27, 1999
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  * Please print the name and title of the signing officer below the signature.
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